A CONSOLIDATED ENTITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Consolidated Entity
A CONSOLIDATED ENTITY

NOTE 8 – A CONSOLIDATED ENTITY

On February 24, 2025, the Company entered into a shareholders agreement (the “Italy Agreement”) with Solterra Brand Services Italy SRL (“SB”) and SB Impact 4 LTD, a wholly owned subsidiary of SB (“SBI4”) pursuant to which the Company purchased 70% of SBI4 shares (on a fully diluted basis) from SB. As a result of such, SBI4 became a majority-owned subsidiary of the Company. At the time of the transaction SBI4 had not activity.

The Company will lend €2,300 thousand to SB14 for financing two battery storage projects in Sicily, Italy (the “Projects”) which loan accrues interest at 7% per annum. Additionally, the Italy Agreement provides for a right of repurchase of shares of SBI4 by SB in the event the Company does not furnish drawdown amounts in accordance with the terms of the Italy Agreement.

The net profit from sales of projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed € 30 thousand, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds € 30 thousand up to € 60 thousand , per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds € 60 thousand per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.

As of June 30, 2025, the Company has funded €1,043 thousand (approximately $1,229).

NOTE 9 – A CONSOLIDATED ENTITY

On August 29, 2023, the Company closed exchange transactions (the “Exchange”), pursuant to the terms of a stock exchange agreement, entered on July 11, 2023, as amended on July 24, 2023 and August 13, 2023, by and among the Company, Save Foods Ltd., Yaaran Investments Ltd., an Israeli company (“Yaaran”), and a yet-to-be formed Israeli company (“NewCo”), (the “Exchange Agreement”). The closing conditions for the consummation of the Exchange, required, among other things, the incorporation of NewCo in the State of Israel. On August 29, 2023, NewCo was incorporated under the name of “Nitrousink, Ltd.” and issued the Company 4,200,000 shares, representing 60% of its share capital on a fully diluted pre-closing basis in exchange for 223,008 shares of Common Stock of the Company, issued to Yaaran on July 27, 2023, which amount represented 19.99% of the Company’s outstanding capital stock as of immediately prior to the Exchange (and 16.66% of the Company’s outstanding capital stock as of immediately following the Exchange). As a result of such, N2OFF became a majority-owned subsidiary of the Company. On February 21, 2024, Nitrousink, Ltd. changed its name to NTWO OFF. As of December 31, 2023, the Company owns 60% of the share capital of NTWO OFF, Yaaran owns 30% and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 13(15) below.

As part of the Exchange Agreement, the Company committed to support NTWO OFF’s commercialization efforts of certain technologies researched and developed (the “License”) together with the Government of Israel on behalf of the State of Israel, represented by the Head of Agricultural Research Organization and the Treasurer of A.R.O., by making available up to $1.2 million in three conditional installments. As of December 31, 2023 the Company paid the first installment in the amount of $400, of which $160 were recorded as transaction with non-controlling interests. The Company is currently assessing the business potential of NTWO OFF. As of December 31, 2024, the Company has not yet made the second payment of $400.

At the Exchange date, NTWO OFF was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License representing IPR&D had no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D in the amount of $1,662 was charged to expense at the acquisition date as part of “Research and Development expenses” in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2023.